Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	MingZhu Logistics Holdings Ltd
Trading Symbol	YGMZ
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	19,134,277
Amendment Flag	true
Amendment Description	MingZhu Logistics Holdings Limited (the “Company”) is filing this Amendment No. 2 on Form 20-F (this “Amendment”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Form 20-F”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 11, 2022, to revise and add certain disclosure in [“Item 4. Information on the Company”, Consolidated Financial Statements, and Notes to Consolidated Financial Statements], to (i) revise disclosure regarding the Company’s organizational structure, (ii) provide additional disclosure on internal cash transfer.This Amendment does not reflect subsequent events occurring after the original filing date of the Form 20-F or modify or update in any way the financial statements, consents or any other items disclosures made in the Form 20-F in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and the Company’s other filings with the SEC subsequent to the filing of the Form 20-F.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains certifications under the Sarbanes-Oxley Act of 2002.
Entity Central Index Key	0001782037
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39564
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27F, Yantian Modern Industry Service Center
Entity Address, Address Line Two	No. 3018 Shayan Road
Entity Address, Address Line Three	Yantian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518081
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	3481
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	518081
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
City Area Code	(302)
Local Phone Number	738-6680